FINANCING ARRANGEMENTS - Senior Secured Notes (Details) - USD ($)						1 Months Ended	12 Months Ended
	Jun. 08, 2021	May 26, 2020	Jan. 16, 2020	May 23, 2019	Mar. 08, 2019	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 21, 2017	Oct. 17, 2017	Mar. 31, 2017	Mar. 27, 2015
Debt Instrument [Line Items]
Redemption price percentage due to change in control (as a percent)							101.00%
Repayments of long-term debt							$ 3,440,000,000	$ 5,642,000,000	$ 4,406,000,000
Loss on extinguishment of debt	$ 38,000,000	$ 27,000,000			$ 8,000,000		$ 62,000,000	$ 59,000,000	$ 42,000,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Redemption price percentage due to change in control (as a percent)							101.00%
Loss on extinguishment of debt				$ 32,000,000
6.50% Senior Notes Due March 2022 | Senior Secured Notes
Debt Instrument [Line Items]
Stated interest rate													6.50%
Aggregate principal amount													$ 1,250,000,000
7.000 % Senior Notes Due March 2024 | Senior Secured Notes
Debt Instrument [Line Items]
Stated interest rate							7.00%						7.00%
Aggregate principal amount													$ 2,000,000,000
5.500% Senior Notes Due November 2025 | Senior Secured Notes
Debt Instrument [Line Items]
Stated interest rate							5.50%					5.50%
Aggregate principal amount											$ 750,000,000	$ 1,000,000,000
5.750% Senior Notes Due August 2027 | Senior Secured Notes
Debt Instrument [Line Items]
Stated interest rate					5.75%		5.75%
Aggregate principal amount					$ 500,000,000
Redemption price percentage (as a percent)					100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings					40.00%
8.50% Senior Unsecured Notes Due January 2027 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate					8.50%					8.50%
Aggregate principal amount					$ 1,000,000,000					$ 750,000,000
Redemption price percentage (as a percent)										100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings										40.00%
5.875% Senior Unsecured Notes due May 2023 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate					5.875%									5.875%
Aggregate principal amount														$ 3,250,000,000
Repayments of long-term debt			$ 1,240,000,000
Loss on extinguishment of debt			$ 24,000,000
5.625 % Senior Unsecured Notes due December 2021 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate					5.625%
Repayments of long-term debt					$ 518,000,000	$ 182,000,000
Senior Secured and Unsecured Notes
Debt Instrument [Line Items]
Aggregate principal amount						$ 1,500,000,000
4.875% Senior Notes Due June 2028 | Senior Secured Notes
Debt Instrument [Line Items]
Stated interest rate	4.875%						4.875%
Aggregate principal amount	$ 1,600,000,000
4.875% Senior Notes Due June 2028 | Senior Secured Notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption price percentage (as a percent)	100.00%
4.875% Senior Notes Due June 2028 | Senior Secured Notes | Debt Instrument, Redemption, Period Two | Maximum
Debt Instrument [Line Items]
Maximum percentage of principal amount that can be redeemed	40.00%
Senior Notes, 7.00%, Due March 2024
Debt Instrument [Line Items]
Repayments of long-term debt	$ 1,600,000,000